Capital Group Emerging Markets Total Opportunities Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (949) 975-5000

January 5, 2015

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:      Capital Group Emerging Markets Total Opportunities Fund

File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2014 of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary